Related Party Transactions - Schedule of Nature of Relationships With Related Parties (Details)	12 Months Ended
Sep. 30, 2025
Mr. Gang Lai [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Chief Executive Officer and chairman of the Company’s Board of Directors
Ms. Lin Yang [Member]
Related Party Transaction [Line Items]
Nature of relationships with related parties	Chief Financial Officer of the Company